Severance Indemnities And Pension Plans (Schedule Of Contributions To Plan Assets) (Detail) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2013
Domestic Subsidiaries, Pension Benefits And SIP [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated future employer contributions in next fiscal year	¥ 42.4
Foreign Offices And Subsidiaries, Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated future employer contributions in next fiscal year	36.1
Foreign Offices And Subsidiaries, Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated future employer contributions in next fiscal year	¥ 1.8